PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Total operating expenses	¥ (590,276,869)	$ (90,463,889)	¥ (443,250,063)	¥ (362,878,288)
Change in fair value of warrant liabilities	(221,462,056)	(33,940,545)	137,969	(450,083)
Share of losses from subsidiaries and consolidated VIE and VIE's subsidiaries	(2,446,221)	(374,900)	(14,592)	(546,530)
Loss before income taxes	(498,215,704)	(76,354,898)	(182,841,751)	(152,793,150)
Income tax expense	1,623,961	248,883	652,610	2,672,098
Net loss	(3,839,489,657)	(588,427,535)	(324,526,304)	(262,332,401)
Accretion and modifications of Redeemable Convertible Preferred Shares	(3,327,579,958)		(141,031,943)	(106,867,153)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	(12,070,034)	(1,849,814)
Net loss attributable to ordinary shareholders	(3,831,831,888)	$ (587,253,931)	(315,833,726)	(246,112,580)
Parent
Total operating expenses	(108,331,537)		(38,552,132)	(7,618,417)
Change in fair value of warrant liabilities	(221,462,056)		137,969	(450,083)
Share of losses from subsidiaries and consolidated VIE and VIE's subsidiaries	(170,046,072)		(145,080,198)	(147,396,748)
Loss before income taxes	(499,839,665)		(183,494,361)	(155,465,248)
Net loss	(499,839,665)		(183,494,361)	(155,465,248)
Accretion and modifications of Redeemable Convertible Preferred Shares	(3,327,579,958)		(141,031,943)	(106,867,153)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	(12,070,034)
Net loss attributable to ordinary shareholders	¥ (3,839,489,657)		¥ (324,526,304)	¥ (262,332,401)